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                          COLUMBIA FUNDS SERIES TRUST I
                                SUPPLEMENT TO THE
                      STATEMENTS OF ADDITIONAL INFORMATION


Columbia World Equity Fund
Columbia Income Fund
Columbia Intermediate Bond Fund
Columbia U.S. Treasury Index Fund
Columbia Core Bond Fund
Columbia High Yield Opportunity Fund
Columbia Strategic Income Fund
Columbia Small Cap Value Fund I
Columbia High Yield Municipal Fund
Columbia Greater China Fund
Columbia Federal Securities Fund
Columbia International Stock Fund
Columbia Balanced Fund
Columbia Conservative High Yield Fund
Columbia Oregon Intermediate Municipal Bond Fund
Columbia Real Estate Equity Fund
Columbia Small Cap Growth Fund I
Columbia Mid Cap Growth Fund
Columbia Strategic Investor Fund
Columbia Technology Fund
Columbia Liberty Fund
Columbia Asset Allocation Fund
Columbia Dividend Income Fund
Columbia Common Stock Fund
Columbia Large Cap Growth Fund
Columbia Disciplined Value Fund
Columbia Small Cap Core Fund
Columbia California Tax-Exempt Fund
Columbia Connecticut Tax-Exempt Fund
Columbia Massachusetts Tax-Exempt Fund
Columbia New York Tax-Exempt Fund
Columbia Intermediate Municipal Bond Fund
Columbia Massachusetts Intermediate Municipal Bond Fund
Columbia Connecticut Intermediate Municipal Bond Fund
Columbia New Jersey Intermediate Municipal Bond Fund
Columbia New York Intermediate Municipal Bond Fund
Columbia Rhode Island Intermediate Municipal Bond Fund
Columbia Tax-Exempt Fund


THE SECTION OF THE STATEMENT OF INFORMATION ENTITLED "MANAGEMENT OF THE FUNDS" (OR "MANAGEMENT," AS APPROPRIATE) IS HEREBY AMENDED WITH THE ADDITION OF THE FOLLOWING LANGUAGE:

The overall investment activities of the Advisor and its affiliates may limit the investment opportunities for a Fund in certain markets in which limitations are imposed by regulators upon the amount of investment by affiliated investors, in the aggregate or in individual issuers. From time to time, a Fund's activities also may be restricted because of regulatory restrictions applicable to the Advisor and its affiliates, and/or their internal policies.

September 29, 2006                                     INT-50/114108-0906